Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net gain/(loss) for year	$ (4,626,887)	$ 17,513,854	$ (18,184,468)
Adjustments to reconcile net loss to net cash flows:
Depreciation and accretion	64,387	65,157	28,024
Share-based payments	770,617	707,802	553,430
Unrealized foreign exchange (gain)/loss	0	(169,218)	580,902
Share compensation for services	720,900	356,003	350,000
Impairment/(recovery) of mineral property	0	(13,708,200)	13,994,970
Impairment of prepaid expenses	121,125	51,828	26,234
Impairment of equipment	0	0	425,925
Impairment of receivables	470,278	16,304	21,004
Loss on sale of marketable securities	0	0	91,890
(Loss)/gain on sale of equipment	13,677	9,795	0
Change in estimate reclamation provision	405,196	0	0
Gain on debt settlement	0	(7,952,700)	0
Total adjustments before working capital	(2,060,707)	(3,109,375)	(2,112,089)
Working capital adjustments
Receivables	(299,372)	(196,079)	(22,750)
Prepaid expenses and reclamation deposits	(100,075)	(29,323)	(8,896)
Accounts payable and accrued liabilities and tax provision	(88,888)	659,264	(482,952)
Total working capital adjustments	(488,335)	433,862	(514,598)
Cash used in operating activities	(2,549,042)	(2,675,513)	(2,626,687)
Investing Activities
Net (purchases)/proceeds from marketable securities	0	0	101,550
Proceeds on sale of equipment	50,695	0	0
Purchase of equipment	(111,592)	(113,564)	(120,416)
Mineral property expenditures	(6,336,166)	(6,123,401)	(3,609,896)
Cash used in investing activities	(6,397,063)	(6,236,965)	(3,628,762)
Financing Activities
Proceeds from share issuance, net of share issue costs	10,201,706	6,237,791	6,096,621
Proceeds from exercise of options	299,812	174,250	24,150
Proceeds from exercise of warrants	3,107,194	250,572	1,338,167
Lease payments	(37,162)	(36,528)	0
Cash provided by financing activities	13,536,550	6,626,085	7,458,938
Net increase (decrease) in cash	4,590,445	(2,286,393)	1,203,489
Cash - beginning of year	3,017,704	5,304,097	4,100,608
Cash - end of year	$ 7,608,149	$ 3,017,704	$ 5,304,097